INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2015
Schedule Of Investments [Abstract]
Investment [Text Block]
NOTE 2 INVESTMENT SECURITIES

The amortized cost and estimated fair value (in thousands) of investment securities at the dates indicated are presented in the following table:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
Securities available for sale	Cost	Gains	Losses	Value
December 31, 2015
U.S. government agency securities	$2,519	$1	$(2)	$2,518
State and political subdivisions	4,114	118	0	4,232
Mortgage-backed securities	1,840	121	0	1,961
Total securities available for sale	$8,473	$240	$(2)	$8,711

December 31, 2014
U.S. government agency securities	$2,000	$0	$(35)	$1,965
State and political subdivisions	6,337	259	0	6,596
Mortgage-backed securities	2,303	163	0	2,466
Total securities available for sale	$10,640	$422	$(35)	$11,027

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
Securities held to maturity	Cost	Gains	Losses	Value
December 31, 2015
State and political subdivisions	$666	$0	$0	$666

December 31, 2014
State and political subdivisions	$0	$0	$0	$0

The estimated fair values of investment securities (in thousands) at December 31, 2015, by contractual maturity are shown below. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale		Held-to-maturity		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
Due less than one year	$644	$662	$0	$0	$644	$662
Due after one year through five years	4,287	4,362	0	0	4,287	4,362
Due after five years through ten years	1,702	1,726	666	666	2,368	2,392
Due after ten years	0	0	0	0	0	0
Mortgage-backed securities	1,840	1,961	0	0	1,840	1,961
Total investment securities	$8,473	$8,711	$666	$666	$9,139	$9,377

At year-end 2015 and 2014 securities with a carrying value of $7,999,000 and $8,958,000, respectively, were pledged to secure public deposits and other deposits and liabilities as required or permitted by law.
Gross unrealized losses on securities and the estimated fair value of the related securities aggregated by security category and length of time the individual securities have been in continuous loss positions at December 31, 2015 and 2014 are as follows:

	Less Than Twelve Months		Over Twelve Months
(In thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2015	Losses	Value	Losses	Value
U.S. government agency securities	$(2)	$517	$0	$0
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$(2)	$517	$0	$0

	Less Than Twelve Months		Over Twelve Months
(In thousands)	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
December 31, 2014	Losses	Value	Losses	Value
U.S. government agency securities	$0	$0	$(35)	$1,965
State and political subdivisions	0	0	0	0
Mortgage-backed securities	0	0	0	0
Total securities available for sale	$0	$0	$(35)	$1,965

At December 31, 2015 the Corporation held one security with an estimated fair value of $517,000 and an unrealized loss of $2,000 in a continuous unrealized loss position for less than twelve months. There were no securities in a continuous loss position for more than twelve months. At December 31, 2014 the Corporation held one security with an estimated fair value of $1,965,000 and an unrealized loss of $35,000 in a continuous unrealized loss position for more than twelve months. There were no securities in a continuous loss position for less than twelve months.

The unrealized losses that exist are primarily due to the change in market interest rates subsequent to purchase. The Corporation does not consider this investment to be other than temporarily impaired at December 31, 2015 and 2014 since the decline in market value is primarily attributable to changes in interest rates and not credit quality. In addition, the Corporation does not intend to sell and does not believe that it is more likely than not that the Corporation will be required to sell this investment until there is a full recovery of the unrealized loss, which may be at maturity. As a result, management does not believe that the investment security in an unrealized loss position at December 31, 2015 represents an other-than-temporary impairment.

Other investment securities are carried at cost and consist principally of stock in the Federal Home Loan Bank of Cincinnati.